Employee Compensation Costs (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure Of Detailed Information About Employee Compensation Costs

	2022	2021	2020
	RMB	RMB	RMB
Wages, salaries and allowances	107,808	100,971	98,832
Social security costs	55,265	53,864	48,772

	163,073	154,835	147,604